Net Loss/Income Per Share (Details) - shares		12 Months Ended
	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Loss/Income Per Share [Line Items]
Diluted income per share
American Depositary Shares [Member]
Net Loss/Income Per Share [Line Items]
The number of shares in an ADS	20
American Depositary Shares [Member] | Class A Ordinary Shares [Member]
Net Loss/Income Per Share [Line Items]
The number of shares in an ADS	2